TSW MUTUAL FUNDS
TSW CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
CORPORATE BONDS	49.7%
Aerospace & Defense	1.6%
TransDigm, Inc.,
6.75%, 08/15/28(a)		$500,000	$510,570
6.38%, 05/31/33(a)		625,000	625,567
			1,136,137
Asset Management	3.0%
Acadian Asset Management, Inc. 4.80%, 07/27/26		1,000,000	998,509
Ares Capital Corp. 7.00%, 01/15/27		150,000	154,768
Blue Owl Credit Income Corp. 5.80%, 03/15/30		250,000	250,407
Charles Schwab (The) Corp. (Variable, U.S. SOFR + 2.21%) 5.64%, 05/19/29(b)		175,000	181,390
Citadel L.P. 6.38%, 01/23/32(a)		330,000	344,594
Compass Group Diversified Holdings LLC 5.00%, 01/15/32(a)		50,000	42,298
FS KKR Capital Corp. 6.88%, 08/15/29		200,000	205,096
			2,177,062
Automotive	0.1%
General Motors Co. 5.40%, 10/15/29		100,000	102,097
Banking	1.5%
Bank of America Corp. (Variable, U.S. SOFR + 1.91%) 5.43%, 08/15/35(b)		75,000	74,978
FNB Corp. (Variable, U.S. SOFR Compounded Index + 1.93%) 5.72%, 12/11/30(b)		730,000	734,134
JPMorgan Chase & Co. 3.20%, 06/15/26		300,000	297,124
			1,106,236
Biotechnology & Pharmaceuticals	0.5%
AbbVie, Inc. 2.95%, 11/21/26		350,000	344,200
Capital Goods	1.2%
Ferguson Enterprises, Inc. 5.00%, 10/03/34		500,000	496,221
Sonoco Products Co. 4.60%, 09/01/29		400,000	399,077
			895,298
Commercial Support Services	0.4%
GEO Group (The), Inc. 8.63%, 04/15/29		250,000	264,682

TSW MUTUAL FUNDS
TSW CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Construction Materials	0.6%
Quikrete Holdings, Inc. 6.38%, 03/01/32(a)		$450,000	$462,744
Consumer Non-Cyclical	0.3%
Quest Diagnostics, Inc. 5.00%, 12/15/34		200,000	199,021
Consumer Services	0.7%
PROG Holdings, Inc. 6.00%, 11/15/29(a)		500,000	480,091
Containers & Packaging	0.8%
Sealed Air Corp./Sealed Air Corp. U.S. 6.13%, 02/01/28(a)		600,000	608,797
Diversified Industrials	0.3%
Parker-Hannifin Corp. 4.20%, 11/21/34		200,000	190,475
Electric Utilities	3.6%
Duke Energy Carolinas LLC 4.85%, 01/15/34		250,000	249,608
Public Service Co. of Oklahoma,
5.20%, 01/15/35		500,000	499,099
5.45%, 01/15/36		1,000,000	1,007,148
Southern (The) Co. 3.70%, 04/30/30		400,000	386,837
Vistra Operations Co. LLC 5.70%, 12/30/34(a)		250,000	254,575
Wisconsin Electric Power Co. 4.60%, 10/01/34		200,000	197,740
			2,595,007
Electrical Equipment	2.1%
Hubbell, Inc. 3.15%, 08/15/27		150,000	146,399
Keysight Technologies, Inc. 4.95%, 10/15/34		500,000	494,324
Otis Worldwide Corp. 5.13%, 11/19/31		475,000	489,125
WESCO Distribution, Inc.,
6.38%, 03/15/29(a)		250,000	257,208
6.63%, 03/15/32(a)		150,000	155,875
			1,542,931
Engineering & Construction	0.5%
Quanta Services, Inc.,
4.75%, 08/09/27		200,000	201,678
5.25%, 08/09/34		165,000	167,021
			368,699
Entertainment Content	0.6%
Netflix, Inc. 4.90%, 08/15/34		400,000	407,750

TSW MUTUAL FUNDS
TSW CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Food	1.2%
Kraft Heinz Foods Co. 6.50%, 02/09/40		$500,000	$533,682
Post Holdings, Inc. 6.38%, 03/01/33(a)		300,000	302,735
			836,417
Gas & Water Utilities	1.6%
American Water Capital Corp. 2.95%, 09/01/27		200,000	194,941
Atmos Energy Corp. 5.20%, 08/15/35		410,000	414,793
National Fuel Gas Co. 5.95%, 03/15/35		500,000	511,082
			1,120,816
Health Care Facilities & Services	3.3%
DaVita, Inc. 6.88%, 09/01/32(a)		200,000	207,236
Elevance Health, Inc. 4.95%, 11/01/31		1,000,000	1,013,982
Laboratory Corp. of America Holdings 4.80%, 10/01/34		250,000	244,398
Molina Healthcare, Inc. 6.25%, 01/15/33(a)		200,000	203,580
UnitedHealth Group, Inc. 5.15%, 07/15/34		730,000	737,371
			2,406,567
Industrial Support Services	2.1%
Ashtead Capital, Inc. 5.55%, 05/30/33(a)		500,000	504,963
Herc Holdings, Inc. 5.50%, 07/15/27(a)		1,000,000	1,000,090
			1,505,053
Institutional Financial Services	1.6%
Goldman Sachs Group (The), Inc. 3.85%, 01/26/27		900,000	894,018
Morgan Stanley 3.95%, 04/23/27		200,000	198,744
StoneX Group, Inc. 7.88%, 03/01/31(a)		50,000	52,412
			1,145,174
Insurance	2.3%
American International Group, Inc. 5.13%, 03/27/33		900,000	914,990
Equitable Financial Life Global Funding 5.00%, 03/27/30(a)		700,000	710,451
			1,625,441

TSW MUTUAL FUNDS
TSW CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Internet Media & Services	0.1%
Expedia Group, Inc. 3.25%, 02/15/30		$75,000	$70,750
IT Services	2.4%
International Business Machines Corp. 5.70%, 02/10/55		750,000	741,638
Leidos, Inc. 5.50%, 03/15/35		1,000,000	1,015,245
			1,756,883
Leisure Facilities & Services	0.6%
McDonald's Corp. 3.50%, 03/01/27		400,000	395,376
Machinery	0.6%
Ingersoll Rand, Inc. 5.70%, 08/14/33		400,000	418,880
Oil & Gas Supply Chain	5.1%
Hess Midstream Operations L.P. 6.50%, 06/01/29(a)		325,000	334,233
Kinder Morgan, Inc. 5.85%, 06/01/35		500,000	518,292
MPLX L.P. 5.40%, 04/01/35		1,250,000	1,241,021
Murphy Oil Corp. 6.00%, 10/01/32		500,000	476,695
ONEOK Partners L.P. 6.85%, 10/15/37		225,000	246,235
PBF Holding Co. LLC/PBF Finance Corp. 9.88%, 03/15/30(a)		200,000	194,531
Sunoco L.P. 7.25%, 05/01/32(a)		400,000	419,993
Sunoco L.P./Sunoco Finance Corp. 7.00%, 09/15/28(a)		250,000	257,938
			3,688,938
Publishing & Broadcasting	1.1%
Nexstar Media, Inc. 4.75%, 11/01/28(a)		825,000	803,596
Real Estate Investment Trusts	0.8%
American Assets Trust L.P. 6.15%, 10/01/34		250,000	249,833
Realty Income Corp. 4.85%, 03/15/30		250,000	254,469
Ventas Realty L.P. 3.00%, 01/15/30		100,000	93,845
			598,147

TSW MUTUAL FUNDS
TSW CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Retail - Discretionary	1.7%
Bath & Body Works, Inc. 6.88%, 11/01/35		$455,000	$471,895
Genuine Parts Co. 4.95%, 08/15/29		275,000	279,216
Lowe's Cos., Inc. 3.10%, 05/03/27		400,000	392,285
Macy's Retail Holdings LLC 5.88%, 04/01/29(a)		50,000	49,487
			1,192,883
Semiconductors	1.1%
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88%, 01/15/27		300,000	297,923
Broadcom, Inc. 4.55%, 02/15/32		500,000	495,374
			793,297
Software	1.3%
CoreWeave, Inc. 9.25%, 06/01/30(a)		150,000	153,350
Oracle Corp. 4.90%, 02/06/33		400,000	401,070
Roper Technologies, Inc. 4.50%, 10/15/29		400,000	400,795
			955,215
Specialty Finance	2.5%
Burford Capital Global Finance LLC 9.25%, 07/01/31(a)		200,000	210,492
Capital One Financial Corp. (Variable, U.S. SOFR + 2.04%) 6.18%, 01/30/36(b)		700,000	712,633
Fortress Transportation and Infrastructure Investors LLC 7.00%, 06/15/32(a)		400,000	413,011
GATX Corp. 4.00%, 06/30/30		200,000	194,584
Rithm Capital Corp. 8.00%, 07/15/30(a)		300,000	301,500
			1,832,220
Technology Hardware	1.0%
Dell International LLC/EMC Corp. 4.35%, 02/01/30		660,000	654,127
NCR Atleos Corp. 9.50%, 04/01/29(a)		50,000	54,768
			708,895
Telecommunications	1.2%
T-Mobile USA, Inc. 2.25%, 11/15/31		1,000,000	867,082

TSW MUTUAL FUNDS
TSW CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Transportation Equipment	0.1%
JB Poindexter & Co., Inc. 8.75%, 12/15/31(a)		$50,000	$50,885
Wholesale - Consumer Staples	0.2%
Performance Food Group, Inc. 6.13%, 09/15/32(a)		150,000	153,440
TOTAL CORPORATE BONDS (Cost $35,577,985)			35,807,182
FOREIGN ISSUER BONDS	0.1%
Electric Utilities	0.1%
TransAlta Corp. 7.75%, 11/15/29 (Canada)		50,000	52,528
TOTAL FOREIGN ISSUER BONDS (Cost $51,822)			52,528
MORTGAGE-BACKED SECURITIES	9.6%
U.S. Government Agencies	9.6%
Freddie Mac Pool #SD8276, 5.00%, 12/01/52		188,253	185,394
Freddie Mac Pool #SD8233, 5.00%, 07/01/52		1,541,193	1,519,690
Fannie Mae Pool #BM4854, 4.50%, 08/01/44		457,987	456,428
Fannie Mae Pool #MA5313, 5.50%, 03/01/44		2,798,728	2,838,640
Fannie Mae Pool #MA5498, 6.00%, 10/01/54		1,854,236	1,884,771
TOTAL MORTGAGE-BACKED SECURITIES (Cost $6,863,028)			6,884,923
U.S. GOVERNMENT OBLIGATIONS	38.5%
U.S. Treasury Bonds, 4.38%, 08/15/43		250,000	238,291
U.S. Treasury Bonds, 4.75%, 11/15/43		250,000	249,736
U.S. Treasury Bonds, 4.13%, 08/15/44		2,350,000	2,152,912
U.S. Treasury Bonds, 5.00%, 05/15/45		1,000,000	1,027,188
U.S. Treasury Bonds, 4.13%, 08/15/53		80,000	71,459
U.S. Treasury Bonds, 4.25%, 02/15/54		750,000	684,141
U.S. Treasury Bonds, 4.63%, 05/15/54		750,000	728,438
U.S. Treasury Bonds, 4.25%, 08/15/54		1,500,000	1,369,805
U.S. Treasury Bonds, 4.63%, 02/15/55		650,000	632,734
U.S. Treasury Notes, 4.63%, 09/15/26		50,000	50,402
U.S. Treasury Notes, 4.00%, 01/15/27		700,000	701,668

TSW MUTUAL FUNDS
TSW CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
U.S. Treasury Notes, 4.00%, 02/29/28		$450,000	$453,410
U.S. Treasury Notes, 3.50%, 04/30/28		400,000	397,828
U.S. Treasury Notes, 3.75%, 12/31/28		1,000,000	1,000,899
U.S. Treasury Notes, 3.63%, 08/31/29		250,000	248,760
U.S. Treasury Notes, 3.50%, 09/30/29		1,000,000	989,922
U.S. Treasury Notes, 3.88%, 09/30/29		250,000	251,152
U.S. Treasury Notes, 3.88%, 12/31/29		1,000,000	1,004,258
U.S. Treasury Notes, 4.00%, 03/31/30		2,500,000	2,523,242
U.S. Treasury Notes, 4.00%, 05/31/30		450,000	454,359
U.S. Treasury Notes, 4.00%, 07/31/30		300,000	302,613
U.S. Treasury Notes, 4.38%, 11/30/30		1,050,000	1,077,152
U.S. Treasury Notes, 4.63%, 05/31/31		250,000	259,541
U.S. Treasury Notes, 3.75%, 08/31/31		350,000	346,733
U.S. Treasury Notes, 3.63%, 09/30/31		1,000,000	983,281
U.S. Treasury Notes, 4.13%, 10/31/31		1,600,000	1,616,688
U.S. Treasury Notes, 4.13%, 05/31/32		300,000	302,531
U.S. Treasury Notes, 4.13%, 11/15/32		2,600,000	2,617,977
U.S. Treasury Notes, 4.00%, 02/15/34		250,000	247,393
U.S. Treasury Notes, 3.88%, 08/15/34		3,250,000	3,173,193
U.S. Treasury Notes, 4.63%, 02/15/35		1,500,000	1,547,578
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $28,132,292)			27,705,284

TSW MUTUAL FUNDS
TSW CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	0.8%
Northern Institutional Treasury Portfolio (Premier Class), 4.16%(c)		618,232	$618,232
TOTAL SHORT-TERM INVESTMENTS (Cost $618,232)			618,232
TOTAL INVESTMENTS (Cost $71,243,359)	98.7%		71,068,149
NET OTHER ASSETS (LIABILITIES)	1.3%		926,807
NET ASSETS	100.0%		$71,994,956

(a)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, these securities had a total value of $10,121,012 or 14% of net assets.

(b)Variable or floating rate security. The rate presented is the rate in effect at June 30, 2025, and the related index and spread are shown parenthetically for each security.
(c)7-day current yield as of June 30, 2025 is disclosed.

Abbreviations:
SOFR – Secured Overnight Financing Rate
At June 30, 2025 the TSW Core Plus Bond Fund's investments were concentrated as follows:
Fixed Income Credit Ratings	% of Net Assets
AAA	48.1%
A	9.2
BBB	25.2
BBB-	0.3
BB	12.3
B	2.8
Cash equivalents	0.8
Total	98.7%

TSW MUTUAL FUNDS
TSW EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	99.3%
Brazil	3.5%
Banco BTG Pactual S.A.(a)		7,900	$61,434
Smartfit Escola de Ginastica e Danca S.A.(a)		9,800	44,805
Vale S.A.		3,700	35,855
			142,094
Canada	2.0%
Fairfax India Holdings Corp.(a)(b)		4,500	83,655
China	17.5%
Alibaba Group Holding Ltd.		9,800	137,076
BYD Co. Ltd. - Class H		3,000	46,816
Fu Shou Yuan International Group Ltd.		135,800	64,354
Kingdee International Software Group Co. Ltd.(a)		29,900	58,810
Kweichow Moutai Co. Ltd. - Class A		300	59,072
NetEase, Inc.		3,300	88,701
Tencent Holdings Ltd.		3,200	205,046
Zijin Mining Group Co. Ltd. - Class H		23,000	58,746
			718,621
Greece	3.4%
JUMBO S.A.		1,500	51,771
Motor Oil Hellas Corinth Refineries S.A.		1,400	39,018
OPAP S.A.		2,100	47,619
			138,408
Guatemala	1.4%
Millicom International Cellular S.A.		1,550	58,078
Hong Kong	3.4%
AIA Group Ltd.		10,300	92,373
Lenovo Group Ltd.		37,500	45,000
			137,373
Hungary	1.0%
Richter Gedeon Nyrt		1,400	41,267
India	13.3%
360 ONE WAM Ltd.		3,900	54,321
Aegis Logistics Ltd.		5,500	49,754
Bajaj Finance Ltd.		3,100	33,852
CMS Info Systems Ltd.		8,200	47,855
Coal India Ltd.		8,700	39,762
HDFC Bank Ltd.		3,700	86,352
HEG Ltd.		7,600	45,196
ICICI Bank Ltd. - ADR		3,700	124,468
Reliance Industries Ltd. - GDR(b)		900	62,820
			544,380
Indonesia	1.5%
Bank Mandiri Persero Tbk PT		206,000	61,920

TSW MUTUAL FUNDS
TSW EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Japan	2.2%
Nexon Co. Ltd.		4,500	$90,934
Kazakhstan	1.1%
Halyk Savings Bank of Kazakhstan JSC - REG - GDR		1,800	44,190
Mexico	4.5%
Fibra Uno Administracion S.A. de C.V.		30,300	41,855
Fomento Economico Mexicano S.A.B. de C.V.		4,300	44,273
Promotora y Operadora de Infraestructura S.A.B. de C.V. - Class L		4,600	43,628
Wal-Mart de Mexico S.A.B. de C.V.		16,200	53,656
			183,412
Netherlands	2.5%
JBS N.V.(a)		7,250	104,364
Philippines	1.5%
International Container Terminal Services, Inc.		8,700	63,478
Saudi Arabia	1.5%
Saudi Awwal Bank		6,700	60,202
South Africa	3.8%
Naspers Ltd. - Class N		500	155,769
South Korea	11.6%
Hugel, Inc.(a)		100	28,749
Hyundai Motor Co.		600	90,471
KINX, Inc.		1,600	116,183
Park Systems Corp.		200	42,309
Samsung Electronics Co. Ltd.		2,500	110,774
Shinhan Financial Group Co. Ltd.		1,900	86,440
			474,926
Taiwan	14.7%
Accton Technology Corp.		2,400	59,975
Acter Group Corp. Ltd.		2,600	35,379
E Ink Holdings, Inc.		10,100	76,410
Fusheng Precision Co. Ltd.		4,600	46,769
Taiwan Semiconductor Manufacturing Co. Ltd.		10,600	384,637
			603,170
Turkey	2.0%
BIM Birlesik Magazalar A.S.		2,100	26,093
Coca-Cola Icecek A.S.		21,700	26,813
KOC Holding A.S.		7,000	27,074
			79,980
United Arab Emirates	1.4%
Emaar Properties PJSC		15,400	57,028
United Kingdom	4.2%
Georgia Capital PLC(a)		4,000	105,529
Investec PLC		8,900	66,581
			172,110

TSW MUTUAL FUNDS
TSW EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
United States	1.3%
ACM Research, Inc. - Class A(a)		2,100	$54,390
TOTAL COMMON STOCKS (Cost $3,193,901)			4,069,749
SHORT-TERM INVESTMENTS	0.9%
Northern Institutional Treasury Portfolio (Premier Class), 4.16%(c)		39,055	39,055
TOTAL SHORT-TERM INVESTMENTS (Cost $39,055)			39,055
TOTAL INVESTMENTS (Cost $3,232,956)	100.2%		4,108,804
NET OTHER ASSETS (LIABILITIES)	(0.2%)		(9,949)
NET ASSETS	100.0%		$4,098,855

(a)Non-income producing security.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, these securities had a total value of $146,475 or 4% of net assets.

(c)7-day current yield as of June 30, 2025 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
REG – Registered
At June 30, 2025 the industry sectors (excluding short-term investments) for the TSW Emerging Markets Fund were:
Sector Allocation	% of Net Assets
Financials	23.5%
Information Technology	20.3
Consumer Discretionary	16.7
Communication Services	13.6
Consumer Staples	7.7
Industrials	6.4
Energy	4.7
Real Estate	2.4
Materials	2.3
Health Care	1.7
Total	99.3%

TSW MUTUAL FUNDS
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
CORPORATE BONDS	96.1%
Aerospace & Defense	1.3%
TransDigm, Inc. 6.38%, 05/31/33(a)		$125,000	$125,113
Asset Management	5.2%
FS KKR Capital Corp. 7.88%, 01/15/29		150,000	158,274
Acadian Asset Management, Inc. 4.80%, 07/27/26		250,000	249,627
Citadel L.P. 6.38%, 01/23/32(a)		100,000	104,423
			512,324
Banking	0.5%
Citigroup, Inc. (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.73%) 6.95%, 02/15/30(b)(c)		50,000	51,066
Cable & Satellite	0.9%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 05/01/32(a)		100,000	93,124
Commercial Support Services	3.2%
CoreCivic, Inc. 8.25%, 04/15/29		150,000	159,038
GEO Group (The), Inc. 8.63%, 04/15/29		150,000	158,810
			317,848
Construction Materials	1.0%
Quikrete Holdings, Inc. 6.38%, 03/01/32(a)		100,000	102,832
Consumer Services	3.5%
PROG Holdings, Inc. 6.00%, 11/15/29(a)		200,000	192,036
Upbound Group, Inc. 6.38%, 02/15/29(a)		150,000	148,387
			340,423
Electrical Equipment	1.5%
WESCO Distribution, Inc. 7.25%, 06/15/28(a)		150,000	151,862
Engineering & Construction	4.0%
Brundage-Bone Concrete Pumping Holdings, Inc. 7.50%, 02/01/32(a)		200,000	198,238
Installed Building Products, Inc. 5.75%, 02/01/28(a)		200,000	199,367
			397,605
Food	2.1%
Post Holdings, Inc. 6.38%, 03/01/33(a)		200,000	201,823

TSW MUTUAL FUNDS
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Health Care Facilities & Services	1.6%
DaVita, Inc. 6.88%, 09/01/32(a)		$50,000	$51,809
Molina Healthcare, Inc. 6.25%, 01/15/33(a)		100,000	101,790
			153,599
Home Construction	1.8%
Forestar Group, Inc. 5.00%, 03/01/28(a)		175,000	172,281
Household Products	1.9%
Edgewell Personal Care Co. 5.50%, 06/01/28(a)		183,000	182,075
Institutional Financial Services	3.5%
Coinbase Global, Inc. 3.63%, 10/01/31(a)		125,000	111,308
StoneX Group, Inc. 7.88%, 03/01/31(a)		225,000	235,855
			347,163
Leisure Facilities & Services	6.4%
Light & Wonder International, Inc. 7.50%, 09/01/31(a)		150,000	156,962
Marriott Ownership Resorts, Inc. 4.75%, 01/15/28		150,000	146,694
Travel + Leisure Co. 6.60%, 10/01/25		175,000	174,741
VOC Escrow Ltd. 5.00%, 02/15/28(a)		150,000	149,242
			627,639
Machinery	2.9%
Regal Rexnord Corp. 6.30%, 02/15/30		150,000	157,129
Titan International, Inc. 7.00%, 04/30/28		125,000	125,505
			282,634
Oil & Gas Supply Chain	9.0%
Hess Midstream Operations L.P. 6.50%, 06/01/29(a)		125,000	128,551
Murphy Oil Corp. 6.00%, 10/01/32		150,000	143,009
PBF Holding Co. LLC/PBF Finance Corp. 9.88%, 03/15/30(a)		125,000	121,582
Permian Resources Operating LLC 9.88%, 07/15/31(a)		147,000	161,024
Summit Midstream Holdings LLC 8.63%, 10/31/29(a)		175,000	179,031
Sunoco L.P./Sunoco Finance Corp. 7.00%, 09/15/28(a)		150,000	154,763
			887,960

TSW MUTUAL FUNDS
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Publishing & Broadcasting	1.7%
Nexstar Media, Inc. 4.75%, 11/01/28(a)		$175,000	$170,460
Real Estate Investment Trusts	5.5%
Iron Mountain, Inc. 6.25%, 01/15/33(a)		250,000	257,051
RHP Hotel Properties L.P./RHP Finance Corp. 7.25%, 07/15/28(a)		150,000	155,253
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC 10.50%, 02/15/28(a)		118,000	125,085
			537,389
Retail - Discretionary	12.5%
Academy Ltd. 6.00%, 11/15/27(a)		100,000	100,252
Bath & Body Works, Inc. 6.88%, 11/01/35		300,000	311,140
BlueLinx Holdings, Inc. 6.00%, 11/15/29(a)		150,000	144,240
Builders FirstSource, Inc. 5.00%, 03/01/30(a)		150,000	147,243
Dillard's, Inc. 7.75%, 07/15/26		175,000	177,620
Macy's Retail Holdings LLC 5.88%, 04/01/29(a)		100,000	98,974
Patrick Industries, Inc. 4.75%, 05/01/29(a)		150,000	145,681
Sonic Automotive, Inc. 4.63%, 11/15/29(a)		100,000	97,025
			1,222,175
Software	4.2%
CoreWeave, Inc. 9.25%, 06/01/30(a)		150,000	153,350
Gen Digital, Inc. 6.25%, 04/01/33(a)		250,000	256,710
			410,060

TSW MUTUAL FUNDS
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Specialty Finance	12.5%
ILFC E-Capital Trust I 6.43%, 12/21/65(a)(b)		$150,000	$125,421
World Acceptance Corp. 7.00%, 11/01/26(a)		100,000	99,779
Burford Capital Global Finance LLC 6.25%, 04/15/28(a)		200,000	198,131
EZCORP, Inc. 7.38%, 04/01/32(a)		150,000	157,891
Fortress Transportation and Infrastructure Investors LLC 7.00%, 06/15/32(a)		300,000	309,759
PRA Group, Inc. 5.00%, 10/01/29(a)		200,000	184,318
Rithm Capital Corp. 8.00%, 07/15/30(a)		150,000	150,750
			1,226,049
Technology Hardware	3.1%
NCR Atleos Corp. 9.50%, 04/01/29(a)		130,000	142,397
Seagate HDD Cayman 8.50%, 07/15/31		150,000	160,977
			303,374
Transportation & Logistics	3.4%
American Airlines, Inc.,
7.25%, 02/15/28(a)		100,000	102,125
8.50%, 05/15/29(a)		225,000	235,920
			338,045
Transportation Equipment	2.1%
JB Poindexter & Co., Inc. 8.75%, 12/15/31(a)		200,000	203,540
Wholesale - Consumer Staples	0.8%
United Natural Foods, Inc. 6.75%, 10/15/28(a)		75,000	74,022
TOTAL CORPORATE BONDS (Cost $9,296,849)			9,432,485
FOREIGN ISSUER BONDS	1.1%
Electric Utilities	1.1%
TransAlta Corp. 7.75%, 11/15/29 (Canada)		100,000	105,056
TOTAL FOREIGN ISSUER BONDS (Cost $101,495)			105,056

TSW MUTUAL FUNDS
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	1.4%
Northern Institutional Treasury Portfolio (Premier Class), 4.16%(d)		137,538	$137,538
TOTAL SHORT-TERM INVESTMENTS (Cost $137,538)			137,538
TOTAL INVESTMENTS (Cost $9,535,882)	98.6%		9,675,079
NET OTHER ASSETS (LIABILITIES)	1.4%		137,218
NET ASSETS	100.0%		$9,812,297

(a)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, these securities had a total value of $7,258,856 or 74% of net assets.

(b)Variable or floating rate security. The rate presented is the rate in effect at June 30, 2025, and the related index and spread are shown parenthetically for each security.
(c)Perpetual bond. Maturity date represents next call date.
(d)7-day current yield as of June 30, 2025 is disclosed.
At June 30, 2025 the TSW High Yield Bond Fund's investments were concentrated as follows:
Fixed Income Credit Ratings	% of Net Assets
BBB	2.4%
BBB-	1.6
BB	63.6
B	27.8
CCC	1.8
Cash equivalents	1.4
Total	98.6%

TSW MUTUAL FUNDS
TSW LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	90.6%
Belgium	4.1%
Anheuser-Busch InBev S.A./N.V. - ADR		23,000	$1,580,560
Curacao	1.5%
Schlumberger N.V.		17,000	574,600
Germany	3.1%
Bayer A.G. - ADR		157,000	1,183,780
Ireland	3.6%
Jazz Pharmaceuticals PLC(a)		6,000	636,720
Willis Towers Watson PLC		2,400	735,600
			1,372,320
Netherlands	1.8%
AerCap Holdings N.V.		6,000	702,000
United States	76.5%
Adobe, Inc.(a)		1,500	580,320
Applied Materials, Inc.		3,000	549,210
Berkshire Hathaway, Inc. - Class B(a)		2,000	971,540
Bio-Rad Laboratories, Inc. - Class A(a)		2,000	482,640
Capital One Financial Corp.		5,096	1,084,225
Cigna (The) Group		2,709	895,541
Citigroup, Inc.		15,000	1,276,800
Corpay, Inc.(a)		2,000	663,640
Crown Castle, Inc.		9,000	924,570
CVS Health Corp.		13,200	910,536
Dominion Energy, Inc.		30,000	1,695,600
Elevance Health, Inc.		1,300	505,648
Evergy, Inc.		18,100	1,247,633
FedEx Corp.		2,000	454,620
First Citizens BancShares, Inc. - Class A		300	586,941
Global Payments, Inc.		8,800	704,352
Hess Corp.		8,000	1,108,320
HF Sinclair Corp.		19,000	780,520
Intel Corp.		20,000	448,000
Jacobs Solutions, Inc.		4,000	525,800
Johnson & Johnson		4,000	611,000
Kinder Morgan, Inc.		35,600	1,046,640
Kraft Heinz (The) Co.		66,800	1,724,776
Liberty Broadband Corp. - Class C(a)		13,000	1,278,940
Lockheed Martin Corp.		1,800	833,652
McKesson Corp.		800	586,224
Merck & Co., Inc.		9,000	712,440
Pfizer, Inc.		30,700	744,168
Progressive (The) Corp.		2,600	693,836
Regeneron Pharmaceuticals, Inc.		1,500	787,500
Sirius XM Holdings, Inc.		26,633	611,760

TSW MUTUAL FUNDS
TSW LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
SS&C Technologies Holdings, Inc.		8,000	$662,400
UnitedHealth Group, Inc.		1,800	561,546
Warner Bros Discovery, Inc.(a)		82,200	942,012
Williams Cos. (The), Inc.		16,225	1,019,092
			29,212,442
TOTAL COMMON STOCKS (Cost $28,602,627)			34,625,702
SHORT-TERM INVESTMENTS	9.2%
Northern Institutional Treasury Portfolio (Premier Class), 4.16%(b)		3,498,126	3,498,126
TOTAL SHORT-TERM INVESTMENTS (Cost $3,498,126)			3,498,126
TOTAL INVESTMENTS (Cost $32,100,753)	99.8%		38,123,828
NET OTHER ASSETS (LIABILITIES)	0.2%		92,162
NET ASSETS	100.0%		$38,215,990

(a)Non-income producing security.
(b)7-day current yield as of June 30, 2025 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
At June 30, 2025 the industry sectors (excluding short-term investments) for the TSW Large Cap Value Fund were:
Sector Allocation	% of Net Assets
Health Care	22.6%
Financials	17.6
Energy	11.9
Consumer Staples	8.6
Industrials	8.3
Utilities	7.7
Communication Services	7.4
Information Technology	4.1
Real Estate	2.4
Total	90.6%